ACQUISITIONS: Fair Values of Assets Acquired and Liabilities Assumed (Details) - Year Ended December 31	Apr. 03, 2020 USD ($)
Cash	$ (5,466)
Current Assets	315,604
Current Liabilities	0
Net Assets Acquired	$ 310,137